Changes in Non-Cash Working Capital	12 Months Ended
Oct. 31, 2022
Changes In Non-cash Working Capital
Changes in Non-Cash Working Capital

18.	Changes in Non-Cash Working Capital

The changes to the Company’s non-cash working capital for the year ended October 31, 2021, and 2020 are as follows:

Years ended October 31,	2022	2021	2020
	$	$	$
Accounts receivable	(904,711)	(412,060)	(37,698)
Inventory and biological assets	(94,595)	(1,359,567)	142,454
Prepaid expenses and other assets	5,267	(196,261)	14,158
Accounts payable and accrued liabilities	(124,334)	(294,846)	(133,516)
Interest payable	(13,750)	4,383	(46,462)
Unearned revenue	(95,389)	-	(35,000)
Deferred rent	-	(10,494)	-
Income taxes payable	56,401	137,131	-
Total	(1,171,111)	(2,131,714)	(96,064)